Warrants - Series A-4 Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Oct. 31, 2020	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 07, 2020	Aug. 31, 2013
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Sale of Private Placement Warrants (in shares)		24,333,365	1,353,062		7,520,000
Exercise price of warrants					$ 11.50
Warrant liabilities		$ 1,130
Gelesis
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Sale of Private Placement Warrants (in shares)			522,009	522,009
Warrant liabilities				$ 11,500
Gelesis | Series A4 Redeemable Convertible Preferred Stock Warrant [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Warrants outstanding			708,493	708,493
Gelesis | Warrants and Rights Subject to Mandatory Redemption | Series A4 Redeemable Convertible Preferred Stock Warrant [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Sale of Private Placement Warrants (in shares)						719,670
Exercise price of warrants						$ 0.04
Warrant liabilities			$ 15,800	$ 8,600		$ 1,700
Number of shares issued upon exercise of warrants	11,177
Fair value of warrants exercised	$ 100
Warrants outstanding			708,493	708,493